Consolidated statements of comprehensive loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
(Loss)/profit after tax for the year		$ 1,470,611	$ (3,315,623)	$ (393,500)	[1]
Items that may be subsequently reclassified to the consolidated statement of operations (net of tax):
Exchange (loss)/gain on translation of foreign operations		(20,017)	23,903	(7,333)	[1]
Loss on cash flow hedges recognized in equity		(12,825)	(4,227)	(11,863)	[1]
Loss/(gain) on cash flow hedges reclassified and reported in net (loss)/profit		(11,951)	17,612	8,337	[1]
Gain/(loss) on cash flow hedges recognized in equity - time value		(2,552)	2,552
Items that will not be subsequently reclassified to the consolidated statement of operations (net of tax):
Impairment loss on investments	[1]			(100)
Remeasurement loss on severance plan		(77)	(24)	(58)	[1]
Other comprehensive (loss)/income for the year, net of tax		(47,422)	39,816	(11,017)	[1]
Total comprehensive (loss)/income for the year, net of tax		1,423,189	(3,275,807)	(404,517)	[1]
Total comprehensive (loss)/income attributable to:
Equity holders of the parent		1,421,809	(3,293,687)	(416,126)	[1]
Non-controlling interests		1,380	17,880	11,609	[1]
Total comprehensive (loss)/income for the year, net of tax		$ 1,423,189	$ (3,275,807)	$ (404,517)	[1]

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.